Asset retirement obligations	12 Months Ended
Dec. 31, 2023
Asset retirement obligations
Asset retirement obligations

8. Asset retirement obligations

The following table reconciles the change in Vermilion’s asset retirement obligations:

	2023	2022
Balance at January 1	1,087,757	1,000,554
Additional obligations recognized	60,012	5,184
Dispositions	(151,566)	—
Changes in estimated abandonment timing and costs	1,159	207,919
Obligations settled	(56,966)	(37,514)
Accretion	78,187	58,170
Changes in rates	133,575	(145,555)
Foreign exchange	6,905	(1,001)
Balance at December 31	1,159,063	1,087,757

Vermilion calculated the present value of the obligations using a credit-adjusted risk-free rate, calculated using a credit spread of 3.6% as at December 31, 2023 (December 31, 2022 – 4.5%) added to risk-free rates based on long-term, risk-free government bonds. Vermilion’s credit spread is determined using the Company’s expected cost of borrowing at the end of the reporting period.

The country-specific risk-free rates used as inputs to discount the obligations were as follows:

	Dec 31, 2023	Dec 31, 2022
Canada	3.0%	3.3%
United States	4.2%	4.1%
France	3.0%	3.4%
Netherlands	2.1%	2.7%
Germany	2.3%	2.5%
Ireland	2.7%	3.2%
Australia	4.0%	4.2%

Vermilion has estimated the asset retirement obligations based on current cost estimates of $2.2 billion (2022 - $2.3 billion). Current cost estimates are inflated to the estimated time of abandonment using inflation rates of between 1.3% and 5.5% (2022 - between 1.6% and 4.2%), resulting in inflated cost estimates of $3.4 billion (2022 - $3.7 billion). These payments are expected to be made over the next 60 years, with the majority of the costs incurred in the first 40 years.

A 0.5% increase/decrease in the discount rate applied to asset retirement obligations would decrease/increase asset retirement obligations by approximately $70.1 million. A one-year increase/decrease in the expected timing of abandonment spend would decrease/increase asset retirement obligations by approximately $34.0 million.